THE VANTAGEPOINT FUNDS

Low Duration Bond Fund

Select Value Fund

Supplement dated October 18, 2013 to the

Prospectus dated May 1, 2013, as supplemented

This supplement changes the disclosure in the prospectus and provides new information that should be read together with the prospectus and any supplements thereto.

Low Duration Bond Fund

Effective October 11, 2013, STW Fixed Income Management, LLC (“STW”), subadviser to the Low Duration Bond Fund, was integrated into the operations of Schroder Investment Management North America Inc. (“SIMNA”), a registered investment adviser affiliate of STW. On that date, SIMNA replaced STW as subadviser to the Low Duration Bond Fund.

Therefore, the table relating to STW found in the section entitled “Management – Subadviser” on page 3 is being replaced with the following:

Schroder Investment Management North America Inc.

Name	Title with Subadviser	Length of Service
William H. Williams	Portfolio Manager	Portfolio Manager of the Fund since November 2004

Edward H. Jewett	Portfolio Manager	Portfolio Manager of the Fund since November 2004

Richard A. Rezek, Jr., CFA	Portfolio Manager	Portfolio Manager of the Fund since November 2004

Andrew B.J. Chorlton, CFA	Portfolio Manager	Portfolio Manager of the Fund since February 2008

Neil G. Sutherland, CFA	Portfolio Manager	Portfolio Manager of the Fund since November 2008

Julio C. Bonilla, CFA	Portfolio Manager	Portfolio Manager of the Fund since March 2010

In addition, the description and accompanying table relating to STW found in the section entitled “Subadvisers and Portfolio Managers” on page 104 is being replaced with the following:

Schroder Investment Management North America Inc. (“SIMNA”), 875 Third Avenue, New York, NY 10022, serves as a subadviser to the Fund employing a low duration strategy. SIMNA’s strategy for the Fund is to focus exclusively on value added sector and securities selection with portfolio duration defined by the benchmark. SIMNA has served as a subadviser since 2013.

Name	Five Year Business History	Role in Fund Management
William H. Williams	Joined SIMNA in 2013; With STW Fixed Income Management, LLC for more than 30 years	Chief Investment Strategist, Portfolio Management, Portfolio Construction, Research

Edward H. Jewett	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 1988 to 2013	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading

Richard A. Rezek, Jr., CFA	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2002 to 2013	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading

Andrew B.J. Chorlton, CFA	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2007 to 2013	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading

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Name	Five Year Business History	Role in Fund Management
Neil G. Sutherland, CFA	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2008 to 2013	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading

Julio C. Bonilla, CFA	Joined SIMNA in 2013; with STW Fixed Income Management, LLC from 2010 to 2013; with Wells Capital Management for 10 years prior to STW Fixed Income Management, LLC	Portfolio Management, Portfolio Construction, Quantitative Research, Trading

Select Value Fund

Effective September 30, 2013, Daniel L. Kane became a co-portfolio manager to the portion of the Select Value Fund managed by Artisan Partners Limited Partnership.

As a result of this change, the following replaces the information regarding Mr. Kane found in the section entitled “Management – Subadviser” on page 19:

Name	Title with Subadviser	Length of Service
Daniel L. Kane, CFA	Portfolio Manager	Portfolio Manager of the Fund since May 2013

In addition, the following replaces the information regarding Mr. Kane found in the section entitled “Subadvisers and Portfolio Managers” on page 108:

Name	Five Year Business History	Role in Fund Management
Daniel L. Kane, CFA	Joined Artisan Partners in 2008	Co-Portfolio Manager

Please retain this supplement for future reference.

SUPP-353-201310-1297

2

THE VANTAGEPOINT FUNDS

Supplement dated October 18, 2013 to the

Statement of Additional Information dated May 1, 2013, as supplemented

The following changes are made to the Statement of Additional Information (“SAI”) and provide new information that should be read together with the SAI and any supplements thereto.

LOW DURATION BOND FUND

Effective October 11, 2013, STW Fixed Income Management, LLC (“STW”), subadviser to the Low Duration Bond Fund, was integrated into the operations of Schroder Investment Management North America Inc. (“SIMNA”), a registered investment adviser affiliate of STW. On that date, SIMNA replaced STW as subadviser to the Low Duration Bond Fund.

The following replaces the information relating to STW found in the section entitled “Subadvisers” on page 68 of the SAI.

Schroder Investment Management North America Inc. (“SIMNA”), 875 Third Avenue, New York, NY 10022, serves as a subadviser to the Low Duration Bond Fund. SIMNA is a wholly owned subsidiary of Schroder U.S. Holdings Inc., which is a subsidiary of Schroders plc, a publicly traded global asset management company.

The references to STW on page 70 and pages 116-117 of the SAI should be replaced with SIMNA. In addition, the following footnote should appear below the fee information for the Low Duration Bond Fund on page 70 of the SAI.

*SIMNA began serving as a subadviser of the Fund on October 11, 2013. Prior to that date, SIMNA’s affiliate, STW Fixed Income Management, LLC, served as subadviser to the Fund.

DIRECTOR CHANGES

Effective October 1, 2013, Ms. JoAnn H. Price and Mr. Harold Singleton, III each began serving as a Director of The Vantagepoint Funds (the “Trust”), replacing Mr. N. Anthony Calhoun and Ms. Donna K. Gilding, respectively. Accordingly, the following changes are made to the SAI.

Information about the Officers and Directors

The following replaces the information about the Directors on pages 50-53 of the SAI:

INDEPENDENT DIRECTORS

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
George M. Chamberlain, Jr. (66)	Director, Investment Committee and Nominating and Governance Committee Member	October 31, 2014; Director since January 2012	Director and Vice President, Legal and Business Affairs — SCM Advantage LLC (supply chain consulting) (October 2009 – present); Principal — GMC Consulting (corporate consulting) (May 1999 – present); Board member — Alzheimer’s Association Delaware Valley Chapter (January 2008 – present); Board member — Trapp Family Lodge Cooperative (non-profit) (April 2008 – present); Board member and Vice Chair — Walnut Street Theater (January 2000 – June 2010)	N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Dorothy D. Hayes (62)	Director, Audit Committee Member and Chair, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2014; Director since April 2013	Director, Chair of the Enterprise Risk Committee, and member of Executive Committee — First Tech Federal Credit Union (2011 – present); Director and Chair of the Finance Committee — American Leadership Forum – Silicon Valley (2011 – present); Director (2010 – present), Chair of the Audit Committee (2010 – 2013) and Chair of the Board of Directors and member of Executive and Fund Development Committees (2012 – present) — Silicon Valley FACES; Trustee, chair of the finance committee, member of the executive committee, and member of the investment committee — Computer History Museum (2006 – present); Director and Chair of the Audit Committee — Range Fuels (development-stage biofuels company) (2008 – 2012); Director and Chair of the Finance Committee — Addison Avenue Federal Credit Union (2002 – 2010); Trustee — Foothills Foundation, Foothills Congregational Church (church foundation) (2004 – present); Vice President, Internal Audit — Intuit, Inc. (financial software and services company) (2005 – 2008)	N/A

Arthur R. Lynch (59)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2013; Director since November 1998	President and Chief Executive Officer — SRJ Government Consultants, LLC (October 2009 –present); Deputy City Manager — City of Glendale, Arizona (2005 –October 2009)	N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
JoAnn H. Price (63)	Director, Investment Committee Member	October 31, 2016; Director since October 2013	President — Fairview Capital Partners, Inc. (private equity advisory firm) (October 1994 – present); Treasurer (2011 – present) and Director (October 2001 – present) — Apollo Theater Foundation; Director — Hartford Foundation for Public Giving (January 2010 – present); Vice Chair (2009 – present) and Director (January 2003 – present); — YMCA of Greater Hartford; Trustee (January 2002 – present) and Former President (2004 –2010) — The Amistad Center for Art and Culture; Director — Hartford Communities that Care, Inc. (January 2012 – present); Member — Howard University School of Business Board of Visitors (January 2002 – present); Trustee — Connecticut Women’s Hall of Fame (January 2012 – present).	N/A

Timothy M. O’Brien (63)	Chair of the Board and Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2014; Director since September 2005	Independent Consultant (pension consulting) (2003 – present); Trustee, Chair of Audit Committee and member of Investment and Benefits Committees — Public Employees Retirement Association of Colorado (July 2011 – present)	N/A

Harold Singleton, III (51)	Director, Investment Committee Member	October 31, 2016; Director since October 2013	Managing Director (January 2007 – May 2012), Head of Asset Management Company and Global Head of Retail and Intermediary Sales (December 2010 – May 2012), Global Head of Equities and Fixed Income Product Specialists (June 2009 – December 2010), Equity Product Specialist (January 2007 – June 2009) — PineBridge Investments, LLC (investment management firm); Chair of the Board — PineBridge Investments East Africa Limited (January 2011 – May 2012); Chair of the Board — PineBridge Investments Taiwan Limited (January 2011 – May 2012); Director — PineBridge Investments Ireland Limited (December 2010 – May 2012); Director — PineBridge Investments India Limited (April 2011 – May 2012); Trustee — Illinois Institute of Technology (May 2012 – present).	N/A

NOTE:

†	The Declaration of Trust sets forth the length of the Class 1 and Class 2 directors’ terms (five years for Class 1 and Class 2), limits each Class 1 and Class 2 director’s length of service to 12 consecutive years, and prohibits each director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the director’s current term, the end of the Class 1 or Class 2 director’s 12th year of service, or the director’s retirement date, whichever occurs first.

INTERESTED DIRECTOR

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
David R. Mora (68)*	Director	October 31, 2013; Director since November 2011	Board member (January 2005 – present) and Chair of the Board of Directors (January 2010 – present) —ICMA Retirement Corporation; West Coast Regional Director — International City/County Management Association (February 2009 – April 2011); City Manager — City of Salinas, CA (September 1990 – September 2008); Board member — Public Entity Risk Institute (non-profit) (January 2000 – December 2008)	N/A

NOTES:

*	Mr. Mora is considered to be an “interested person” of the Trust (as that term is defined under the 1940 Act), and thus an “interested director,” because he is a director of ICMA Retirement Corporation (“ICMA-RC”), the parent company of VIA and of ICMA-RC Services, LLC (“RC Services”), the distributor of the Trust’s shares.

†	The Declaration of Trust sets forth the length of the interested director’s term (one year for the Class 3 director), and prohibits each director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the interested director’s current term, or the director’s retirement date, whichever occurs first.

Additional Information Regarding the Current Directors

Each current director possesses the specific experience, qualifications, attributes and skills necessary to serve as such. In particular, Mr. Chamberlain has experience as a director and officer for other mutual fund complexes, and has investment management, legal and executive experience having served as the Chief Compliance Officer and General Counsel for a mutual fund administrator and General Counsel for an SEC registered investment adviser; Ms. Hayes has experience in the field of corporate finance as well as executive, audit and financial experience having served in a variety of finance-related positions at publicly traded companies, and she has served as either a director, committee member or committee chair at several non-profit organizations and credit unions; Mr. Lynch has financial, executive and public sector experience from previous senior finance-related positions for a municipal government; Mr. Mora has executive and public sector experience from senior executive positions in local governments and has experience as a director of a SEC registered investment adviser firm; Ms. Price has experience in the investment management field, has executive and financial experience as President of a SEC registered investment adviser firm, and has board membership experience having served as either a director or chair at several non-profit organizations; Mr. O’Brien has financial and executive experience having served as a pension consultant and as a chief executive officer for a non-profit organization, has government audit and accounting experience having served as auditor of a state government and serves as a trustee, committee member and committee chair at a state pension plan; and Mr. Singleton has experience in the banking and investment management fields, has executive and financial experience having served in a variety of positions at several SEC registered investment adviser firms, and has prior board membership experience at certain non-profit and educational organizations in addition to board experience as either a board member or Chair at several for-profit investment advisory firm affiliates.

Compensation

The following sentence should be added to the bottom of the compensation table on pages 56-57 of the SAI.

Effective October 1, 2013, Mr. Calhoun and Ms. Gilding no longer serve as Directors of The Vantagepoint Funds. For the fiscal year ended December 31, 2012, Ms. Price and Mr. Singleton each received $0 in aggregate compensation from the Funds.

Ownership of Fund Shares by the Directors

The following should be read in conjunction with the table in the section entitled “Ownership of Fund Shares by the Directors” on page 57 of the SAI:

The following table represents Fund shares owned by the following Directors as of December 31, 2012:

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
JoAnn H. Price	–0–	None
Harold Singleton, III	–0–	None

NOTE: Effective October 1, 2013, Mr. Calhoun and Ms. Gilding no longer serve as Directors of The Vantagepoint Funds.

Please retain this supplement for future reference.